Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 98.3%

Communication Services— 12.0%
Alphabet, Cl A*	283	$583,693
Alphabet, Cl C*	274	566,805
AT&T	10,098	305,666
Electronic Arts	412	55,772
Facebook, Cl A*	3,402	1,001,991
Twitter*	1,118	71,139
Verizon Communications	5,864	340,992

		2,926,058

Consumer Discretionary— 12.4%
Amazon.com*	51	157,798
Aptiv PLC*	380	52,402
Autoliv	110	10,208
Dollar Tree*	332	38,001
DR Horton	467	41,619
eBay	922	56,464
Floor & Decor Holdings, Cl A*	146	13,940
Ford Motor*	5,515	67,559
Gap	291	8,666
General Motors	1,775	101,991
Hilton Worldwide Holdings*	416	50,303
Home Depot	1,525	465,506
Las Vegas Sands	461	28,010
Lear	76	13,775
Lowe’s	1,035	196,837
Marriott International, Cl A	374	55,393
McDonald’s	1,055	236,468
MercadoLibre*	65	95,689
NIKE, Cl B	1,771	235,348
NVR*	5	23,555
Royal Caribbean Cruises	263	22,515
Target	708	140,233
Tesla*	1,069	714,017
TJX	1,693	111,992
VF	452	36,124
Yum! Brands	428	46,301

		3,020,714

Consumer Staples— 5.0%
Archer-Daniels-Midland	785	44,745
Bunge	197	15,616
Campbell Soup	288	14,478
Clorox	179	34,526
Coca-Cola	5,472	288,429
Constellation Brands, Cl A	239	54,492
Hormel Foods	396	18,921
J M Smucker	161	20,371
Kellogg	361	22,851
Kimberly-Clark	483	67,161
Kraft Heinz	919	36,760
Kroger	1,100	39,589
Molson Coors Beverage, Cl B	267	13,657
Mondelez International, Cl A	2,025	118,523
PepsiCo	1,955	276,535
Sysco	719	56,614
Tyson Foods, Cl A	416	30,909
Walgreens Boots Alliance	1,020	55,998

		1,210,175

Financials— 10.2%
American Express	920	130,125
Aon PLC, Cl A	323	74,325
Bank of America	10,719	414,718
Bank of New York Mellon	1,152	54,478
Charles Schwab	2,105	137,204
Citigroup	2,937	213,667

Description	Shares	Fair Value

Hannon Armstrong Sustainable Infrastructure Capital‡	1,482	$83,140
Huntington Bancshares	1,436	22,574
JPMorgan Chase	4,300	654,589
MetLife	1,078	65,532
Moody’s	228	68,083
Morgan Stanley	2,014	156,407
Nasdaq	162	23,889
PNC Financial Services Group	598	104,895
Prudential Financial	561	51,107
Regions Financial	1,351	27,912
S&P Global	341	120,329
Synchrony Financial	766	31,145
Travelers	358	53,843

		2,487,962

Health Care— 14.1%
Abbott Laboratories	2,511	300,918
AbbVie	2,498	270,334
Agilent Technologies	434	55,179
Alexion Pharmaceuticals*	310	47,402
Baxter International	723	60,978
Becton Dickinson	510	124,007
Biogen*	220	61,545
Boston Scientific*	2,018	77,996
Bristol-Myers Squibb	3,207	202,458
Cigna	515	124,496
CVS Caremark	1,855	139,552
Edwards Lifesciences*	882	73,770
Gilead Sciences	1,773	114,589
Illumina*	205	78,732
Laboratory Corp of America Holdings*	139	35,449
Medtronic PLC	1,902	224,683
Merck	3,593	276,984
Perrigo PLC	193	7,811
Pfizer	7,896	286,072
Quest Diagnostics	193	24,770
ResMed	206	39,968
Teleflex	66	27,420
Thermo Fisher Scientific	563	256,942
UnitedHealth Group	1,347	501,178

		3,413,233

Industrials— 10.7%
3M	816	157,227
AMETEK	325	41,512
Boeing*	749	190,785
Booz Allen Hamilton Holding, Cl A	197	15,864
Carrier Global	1,152	48,637
CSX	1,084	104,519
Cummins	210	54,413
Deere	441	164,996
Delta Air Lines*	897	43,307
Eaton PLC	564	77,990
Emerson Electric	845	76,236
Expeditors International of Washington	240	25,845
FedEx	340	96,574
General Electric	12,363	162,326
Honeywell International	992	215,334
Howmet Aerospace	549	17,640
IHS Markit	528	51,100
Illinois Tool Works	408	90,380
JB Hunt Transport Services	230	38,656
Kansas City Southern	132	34,838
Nordson	76	15,100
Rockwell Automation	164	43,532
Southwest Airlines	828	50,558
Stanley Black & Decker	226	45,125
Uber Technologies*	3,806	207,465

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Description	Shares	Fair Value

Union Pacific	953	$210,051
United Continental Holdings*	412	23,706
United Parcel Service, Cl B	1,010	171,690
United Rentals*	198	65,203
WW Grainger	64	25,660
Xylem	255	26,821

		2,593,090

Information Technology— 25.0%
Accenture PLC, Cl A	896	247,520
Apple	9,156	1,118,405
Automatic Data Processing	608	114,590
Cisco Systems	1,205	62,310
Dell Technologies, Cl C*	331	29,178
Enphase Energy*	1,313	212,916
First Solar*	1,242	108,427
HP	1,934	61,404
Intel	5,793	370,752
Mastercard, Cl A	1,242	442,214
Microsoft	4,945	1,165,882
NVIDIA	872	465,587
PayPal Holdings*	1,643	398,986
QUALCOMM	1,611	213,603
salesforce.com*	1,293	273,948
SolarEdge Technologies*	714	205,232
Visa, Cl A	2,393	506,670
Workday, Cl A*	253	62,853

		6,060,477

Materials— 2.1%
Albemarle	123	17,971
CF Industries Holdings	302	13,705
DuPont de Nemours	1,043	80,603
Eastman Chemical	192	21,143
Ecolab	351	75,139
FMC	184	20,352
Freeport-McMoRan, Cl B	2,037	67,078
International Flavors & Fragrances	150	20,941
Martin Marietta Materials	89	29,888
Mosaic	485	15,331
Newmont	1,139	68,648
PPG Industries	333	50,037
Vulcan Materials	188	31,725

		512,561

Real Estate— 1.6%
AvalonBay Communities‡	197	36,349
Crown Castle International‡	612	105,343
Equinix‡	126	85,629
Equity Residential‡	484	34,669
Healthpeak Properties‡	761	24,154
Iron Mountain‡	410	15,174
Regency Centers‡	223	12,646
Ventas‡	530	28,270
Welltower‡	589	42,190

		384,424

Utilities— 5.2%
AES	935	25,067
Alliant Energy	353	19,118
American Electric Power	704	59,629
American Water Works	256	38,380
Atlantica Sustainable Infrastructure PLC	2,035	74,542
Avangrid	78	3,885
CMS Energy	405	24,794
Consolidated Edison	485	36,278
Dominion Energy	1,155	87,734
DTE Energy	275	36,613
Duke Energy	1,043	100,681
Edison International	538	31,527

Description	Shares	Fair Value

Entergy	283	$28,150
Eversource Energy	486	42,083
Exelon	1,379	60,317
FirstEnergy	767	26,607
NextEra Energy	2,770	209,440
NiSource	542	13,068
NRG Energy	346	13,055
OGE Energy	283	9,158
PPL	1,089	31,407
Public Service Enterprise Group	714	42,990
Sempra Energy	408	54,093
Southern	1,494	92,867
WEC Energy Group	448	41,928
Xcel Energy	746	49,616

		1,253,027

Total Common Stock (Cost $20,426,443)		23,861,721

SHORT-TERM INVESTMENT — 1.7%
Invesco Government & Agency, Cl Institutional, 0.030%(A)	416,956	415,096

Total Short-Term Investment (Cost $415,096)		415,096

Total Investments - 100.0% (Cost $20,841,539)		$24,276,817

Percentages are based on Net Assets of $24,283,647.

*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.
(A)	Rate shown represents the 7-day effective yield as of March 31, 2021.

Cl — Class

PLC — Public Limited Company

As of March 31, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For the period ended March 31, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0600